Share-based compensation - CEO Remuneration (Details) - Restricted Stock Units (RSUs) - CEO remuneration - USD ($)			12 Months Ended
	Nov. 10, 2015	Nov. 14, 2014	Mar. 31, 2018	Mar. 31, 2017	Dec. 16, 2014
Share-based compensation
Grant-date fair value (per unit)	$ 70.3				$ 36.21
Number of shares granted (in shares)	657,026	328,513
Vesting period		5 years
Period prior to vesting date over which certain level of average market capitalization is required	6 months
The quantity of RSUs outstanding (in shares)			459,917	657,026
The weighted-average remaining contractual term, days			447 days	727 days
Intrinsic value			$ 18,834,000	$ 30,026,000
Intrinsic value of awards exercised			9,313,000	$ 0
Total compensation cost related to non-vested share-based compensation awards not yet recognized			$ 11,873,000
August 12, 2015
Share-based compensation
Vesting awards (in shares)	65,703
August 12, 2016
Share-based compensation
Vesting awards (in shares)	65,703
August 12, 2017
Share-based compensation
Vesting awards (in shares)	65,703
August 12, 2018
Share-based compensation
Vesting awards (in shares)	65,703
August 12, 2019
Share-based compensation
Vesting awards (in shares)	394,214